Financial Risk Management (Financial Risk Factors, Net impairment losses on financial assets recognized in profit or loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management [abstract]
Impairment losses - movement in loss allowance for trade and other receivables	¥ 0	¥ (73)
Reversal of previous impairment losses	59	34
Net impairment losses on financial assets	¥ 59	¥ (39)	¥ 0